BBH FUND, INC.
BBH International Equity Fund
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Supplement to the Annual Report dated October 31, 2002.

Under the heading entitled, "MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE," please delete the current mountain chart and replace it with the following:

           GROWTH OF $10,000 INVESTED IN BBH INTERNATIONAL EQUITY FUND

The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from April 1, 1995 to October 31, 2002 as compared to the EAFE.

                    Total Return
            One Year        Five Years          Inception
              Ended           Ended             to 10/31/02(2)
            10/31/02        10/31/02           (Annualized)
Class N     (14.03)%         (1.79)%             0.67%
Class I        -               -                 1.01%

(inception of Portfolio)
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International Equity Fund*  MSCI-EAFE     International Equity Fund*  MSCI-EAFE
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4/1/95      $ 10,000       $ 10,000         2/28/99        $ 13,588    $ 13,762
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4/30/95     $  9,947       $ 10,376         3/31/99        $ 14,293    $ 14,336
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5/31/95     $ 10,373       $ 10,252         4/30/99        $ 14,738    $ 14,917
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6/30/95     $ 10,313       $ 10,073         5/31/99        $ 14,305    $ 14,149
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7/31/95     $ 10,646       $ 10,700         6/30/99        $ 15,121    $ 14,701
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8/31/95     $ 10,508       $ 10,292         7/31/99        $ 15,554    $ 15,138
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9/30/95     $ 10,449       $ 10,493         8/31/99        $ 15,566    $ 15,193
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10/31/95    $ 10,274       $ 10,210         9/30/99        $ 15,752    $ 15,346
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11/30/95    $ 10,197       $ 10,495        10/31/99       $ 16,122    $ 15,922
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12/31/95    $ 10,673       $ 10,917        11/30/99       $ 17,124    $ 16,474
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1/31/96     $ 10,980       $ 10,962        12/31/99       $ 19,650    $ 17,954
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2/29/96     $ 10,937       $ 10,999        1/31/00        $ 18,705    $ 16,814
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3/31/96     $ 11,375       $ 11,233        2/29/00        $ 19,495    $ 17,266
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4/30/96     $ 11,808       $ 11,559        3/31/00        $ 20,104    $ 17,936
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5/31/96     $ 11,761       $ 11,347        4/30/00        $ 19,171    $ 16,993
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6/30/96     $ 11,769       $ 11,411        5/31/00        $ 18,705    $ 16,578
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7/31/96     $ 11,289       $ 11,077        6/30/00        $ 19,586    $ 17,226
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8/31/96     $ 11,232       $ 11,101        7/31/00        $ 18,615    $ 16,504
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9/30/96     $ 11,473       $ 11,396        8/31/00        $ 18,693    $ 16,648
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10/31/96    $ 11,326       $ 11,280        9/30/00        $ 17,851    $ 15,837
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11/30/96    $ 11,622       $ 11,728       10/31/00       $ 17,204    $ 15,463
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12/31/96    $ 11,533       $ 11,578       11/30/00       $ 16,518    $ 14,884
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1/31/97     $ 11,052       $ 11,172       12/31/00       $ 16,955    $ 15,412
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2/28/97     $ 11,177       $ 11,355       1/31/01        $ 16,863    $ 15,404
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3/31/97     $ 11,157       $ 11,396       2/28/01        $ 15,514    $ 14,249
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4/30/97     $ 11,103       $ 11,457       3/31/01        $ 14,479    $ 13,298
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5/31/97     $ 11,935       $ 12,202       4/30/01        $ 15,540    $ 14,223
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6/30/97     $ 12,420       $ 12,875       5/31/01        $ 14,977    $ 13,721
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7/31/97     $ 12,713       $ 13,084       6/30/01        $ 14,413    $ 13,159
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8/31/97     $ 11,564       $ 12,106       7/31/01        $ 13,876    $ 12,920
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9/30/97     $ 12,310       $ 12,785       8/31/01        $ 13,391    $ 12,593
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10/31/97    $ 11,515       $ 11,802       9/30/01        $ 11,740    $ 11,317
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11/30/97    $ 11,527       $ 11,682       10/31/01       $ 12,225    $ 11,607
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12/31/97    $ 11,654       $ 11,783       11/30/01       $ 12,657    $ 12,035
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1/31/98     $ 12,036       $ 12,322       12/31/01       $ 12,723    $ 12,106
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2/28/98     $ 12,604       $ 13,113       1/31/02        $ 12,015    $ 11,464
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3/31/98     $ 13,282       $ 13,517       2/28/02        $ 12,041    $ 11,544
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4/30/98     $ 13,553       $ 13,624       3/31/02        $ 12,566    $ 12,168
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5/31/98     $ 13,775       $ 13,558       4/30/02        $ 12,618    $ 12,249
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6/30/98     $ 13,886       $ 13,660       5/31/02        $ 12,711    $ 12,404
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7/31/98     $ 14,380       $ 13,799       6/30/02        $ 12,330    $ 11,911
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8/31/98     $ 12,357       $ 12,089       7/31/02        $ 11,203    $ 10,735
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9/30/98     $ 11,975       $ 11,719       8/31/02        $ 11,164    $ 10,710
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10/31/98    $ 12,443       $ 12,940       9/30/02        $ 10,011    $  9,560
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11/30/98    $ 13,368       $ 13,603       10/31/02       $ 10,522    $ 10,073
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12/31/98    $ 13,538       $ 14,140
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1/31/99     $ 13,637       $ 14,098
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            *net of fees and expenses
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Past  performance is no guarantee of future  results.  Returns shown do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  Fund
distributions or the redemption of Fund shares. For after-tax  returns,  contact
the  Fund  at  1-800-625-5759.   Investment  return  and  principal  value  will
fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

(2) The Fund's Class N and Class I shares inception dates were April 1, 1995 and October 28, 2002, respectively.


                                                                January 21, 2003

Brown Brothers Harriman
140 Broadway
New York, NY 10005
1-800-625-5759
bbhfunds@bbh.com